BORROWINGS (Borrowings by currency) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,036,957	$ 3,221,907
Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	1,747,074	2,075,276
Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	289,883	1,146,631
United States of America, Dollars | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	1,747,074	2,061,106
United States of America, Dollars | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	262,873	791,158
Argentina, Pesos | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	0	2,377
Argentina, Pesos | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	0	328,060
Colombia, Pesos | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	0	11,793
Colombia, Pesos | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	17,009	18,500
Guatemala, Quetzales | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 10,001	$ 8,913